Consolidated Statements of Stockholders Equity (USD $) In Millions, except Share data	Total	Common Stock [Member]	Capital in Excess of Par Value [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Non- Controlling Interests [Member]
Beginning balance at May. 31, 2008	$ 6,754.6	$ 4.4	$ 2,450.8	$ 3,485.4	$ 790.6	$ 23.4
Common stock shares outstanding, beginning balance at May. 31, 2008		443,900,000
Adoption of new defined benefit pension and postretirement guidance, net of tax $0.2	(0.5)			(0.5)
Beginning Balance, as adjusted	6,754.1	4.4	2,450.8	3,484.9	790.6	23.4
Common stock (shares), as adjusted		443,900,000
Net earnings including non-controlling interests	2,356.5			2,350.2		6.3
Foreign currency translation adjustment, net of tax	(483.8)				(480.0)	(3.8)
Net actuarial (loss) gain and prior service cost, net of tax	(52.0)				(52.0)
Comprehensive income	1,820.7					2.5
Stock option exercises	4.6		4.6
Stock option exercises, shares		600,000
Amortization of stock based compensation	22.5		22.5
Contributions from (Distributions to) Cargill, Inc.	(0.6)		(0.6)
Dividends	(88.9)			(88.9)
Dividends for non-controlling interests	(3.7)					(3.7)
Tax benefits (shortfall) related to share based compensation	6.5		6.5
Ending balance at May. 31, 2009	8,515.2	4.4	2,483.8	5,746.2	258.6	22.2
Common stock shares outstanding, ending balance at May. 31, 2009		444,500,000
Net earnings including non-controlling interests	831.5			827.1		4.4
Foreign currency translation adjustment, net of tax	98.2				97.1	1.1
Net actuarial (loss) gain and prior service cost, net of tax	(66.3)				(66.3)
Comprehensive income	863.4					5.5
Stock option exercises	12.5	0.1	12.4
Stock option exercises, shares		900,000
Amortization of stock based compensation	23.5		23.5
Contributions from (Distributions to) Cargill, Inc.	0
Dividends	(668.0)			(668.0)
Dividends for non-controlling interests	(1.5)					(1.5)
Tax benefits (shortfall) related to share based compensation	3.3		3.3
Ending balance at May. 31, 2010	8,748.4	4.5	2,523.0	5,905.3	289.4	26.2
Common stock shares outstanding, ending balance at May. 31, 2010		445,400,000
Net earnings including non-controlling interests	2,513.5			2,514.6		(1.1)
Foreign currency translation adjustment, net of tax	387.4				384.8	2.6
Net actuarial (loss) gain and prior service cost, net of tax	36.0				36.0
Comprehensive income	2,936.9					1.5
Stock option exercises	20.3	0	20.3
Stock option exercises, shares		1,200,000
Amortization of stock based compensation	21.1		21.1
Contributions from (Distributions to) Cargill, Inc.	18.5		18.5
Dividends	(89.3)			(89.3)
Dividends for non-controlling interests	(4.8)					(4.8)
Acquisition of non-controlling interest	(2.6)					(2.6)
Tax benefits (shortfall) related to share based compensation	13.4		13.4
Ending balance at May. 31, 2011	$ 11,661.9	$ 4.5	$ 2,596.3	$ 8,330.6	$ 710.2	$ 20.3
Common stock shares outstanding, ending balance at May. 31, 2011		446,600,000